Leases (Details) - Schedule of Lease Liability - Lease liability [Member] - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Leases (Details) - Schedule of Lease Liability [Line Items]
Total lease liability	$ 496	$ 545
Less: short term portion	(199)	(211)
Long term portion	$ 297	$ 334